Countervailing ("CVD") and antidumping ("ADD") duty dispute - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Aug. 04, 2022	Nov. 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Export duties payable			$ 73	$ 69	$ 0
AR3 POI
Disclosure of contingent liabilities [line items]
Countervailing and antidumping, potential recovery, amount	$ 81
AR4 POI
Disclosure of contingent liabilities [line items]
Cash Deposit Rate			2.48%
Cash Deposit Rate			6.90%
Countervailing and antidumping, potential recovery, amount			$ 62
Combined Cash Deposit Rate			9.38%
AR4 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Cash Deposit Rate			5.06%
Cash Deposit Rate			6.06%
West Fraser Estimated Rate			6.80%
AR4 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Cash Deposit Rate			7.57%
Cash Deposit Rate			1.40%
West Fraser Estimated Rate			6.80%
AR2 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Cash Deposit Rate		5.06%
AR2 POI | Effective Date Five
Disclosure of contingent liabilities [line items]
Cash Deposit Rate			17.99%
AR POI Final Rate			5.08%
Cash Deposit Rate			5.57%
West Fraser Estimated Rate			4.65%
USDOC
Disclosure of contingent liabilities [line items]
Export duties payable			$ 784	$ 662